Fair Value - Summary of Changes in Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change In Contingent Liability
Beginning Balance	$ 2,180	$ 4,311
Remeasurement of contingent consideration liability	0	49	$ 788
Cash payment	(2,180)	(2,180)
Ending Balance	$ 0	$ 2,180	$ 4,311